Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organization and Basis of Presentation

Note 1: Organization

The Company was incorporated in Massachusetts on October 14, 1998 as EMUmail, Inc. and changed our name on April 1, 2010 to SMTP.com, Inc. The Company focuses on the execution of email delivery for marketing and enterprise application customers. The Company has customers for both corporate and personal email delivery. The Company’s services are marketed directly by the Company and through reseller partners.

On November 23, 2010, the Company formed a Delaware corporation, SMTP, Inc. for the purpose of changing the structure of the Company from a Massachusetts corporation to a Delaware corporation and to increase the number of authorized shares outstanding. Also on November 23, 2010, the Company entered into a Merger agreement between SMTP, Inc. and SMTP.com, Inc. whereby the surviving corporation would be SMTP, Inc. (the “Surviving Corporation”), the newly formed Delaware corporation. The Surviving Corporation has an authorized capital structure of 50,000,000 shares of common stock, par value $0.001 per share and 5,000,000 shares of preferred stock, par value $0.001 per share. Under the terms of the Merger agreement, the Company’s existing 100 shares of ownership (which are held by a sole shareholder) were exchanged for 13,440,000 shares of common stock in the Surviving Corporation. All financial statements have been retroactively restated to show the effects of this recapitalization.